EFMT DEPOSITOR LLC ABS-15G

Exhibit 99.3 Schedule 2

Loan ID	Seller Loan ID	Redaction ID	Overall Initial Loan Grade	Overall Final Loan Grade	Credit Initial Loan Grade	Credit Current/Final Loan Grade	Compliance Initial Loan Grade	Compliance Current/Final Loan Grade	Property Initial Loan Grade	Property Current/Final Loan Grade	Queue	Finding Code	Date Created	Date Modified	Finding Status	Event Level	Initial Finding Grade	Current/Final Finding Grade	Finding Category	Finding Sub Category	Finding Name	Finding Comments	Seller Comments	Resolution Comments	Reviewer Comp Factor	Originator Comp Factors	Finding Documents	Originator QM Status	Final Reviewed QM Status	Loan Amount	Property State	Occupancy	Loan Purpose	Refinance Purpose	Acknowledged / WaivedBy	Waiver in File?	Unique Finding ID
XXXX	XXXX	2031227	A	A	A	A	A	A	A	A							A	A										QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Refinance	Cash Out - Other
XXXX	XXXX	2031228	D	A	D	A	A	A	A	A	Closed	FCRE1440	2025-05-20 10:35	2025-06-05 17:10	Resolved	1 - Information	C	A	Credit	Eligibility	Housing History Does Not Meet Guideline Requirements	Resolved-VOM provided with payments through XXXX. - Due Diligence Vendor-06/05/2025
Ready for Review-Document Uploaded. VOM showing last payment made was in XXXX - Seller-06/04/2025
Counter-Received duplicate documentation-Credit refresh does not reflect XXXX payment made. Original finding remains. - Due Diligence Vendor-05/23/2025
Ready for Review-the credit report shows the mortgage DLA XXXX  - Seller-05/22/2025
Counter-Documentation received is insufficient-Credit refresh does not reflect XXXX payment made.  Original finding remains.  - Due Diligence Vendor-05/22/2025
Ready for Review-Document Uploaded. enclosed GAP report shows XXXX payment - Seller-05/20/2025
																						Open-Housing History Does Not Meet Guideline Requirements Missing mortgage payment for primary subject being made XXXX payment missing.-guide requires 0x30x24 - Due Diligence Vendor-05/20/2025	Ready for Review-Document Uploaded. VOM showing last payment made was in XXXX - Seller-06/04/2025 Ready for Review-the credit report shows the mortgage DLA XXXX - Seller-05/22/2025 Ready for Review-Document Uploaded. enclosed GAP report shows XXXX payment - Seller-05/20/2025	Resolved-VOM provided with payments through XXXX. - Due Diligence Vendor-06/05/2025	Qualifying DTI below maximum allowed - DTI 41.79; max 50%. Qualifying FICO score is at least 20 points above minimum for program - Qualifying score 791 ; minimum score 680.		XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Refinance	Cash Out - Other	N/A	N/A	4190966
XXXX	XXXX	2031228	D	A	D	A	A	A	A	A	Closed	FCRE5782	2025-05-20 10:35	2025-06-05 17:10	Resolved	1 - Information	D	A	Credit	Missing Doc	Borrower 1 Gap Credit Report is Missing	Resolved-Received credit refresh report. - Due Diligence Vendor-05/22/2025 Ready for Review-Document Uploaded. GAP - Seller-05/20/2025 Open-Borrower 1 Gap Credit Report is Missing - Due Diligence Vendor-05/20/2025	Ready for Review-Document Uploaded. GAP - Seller-05/20/2025	Resolved-Received credit refresh report. - Due Diligence Vendor-05/22/2025	Qualifying DTI below maximum allowed - DTI 41.79; max 50%. Qualifying FICO score is at least 20 points above minimum for program - Qualifying score 791 ; minimum score 680.		XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Refinance	Cash Out - Other	N/A	N/A	4190967
XXXX	XXXX	2031228	D	A	D	A	A	A	A	A	Closed	FCRE5783	2025-05-20 10:35	2025-06-05 17:10	Resolved	1 - Information	D	A	Credit	Missing Doc	Borrower 2 Gap Credit Report is Missing	Resolved-Received credit refresh report. - Due Diligence Vendor-05/22/2025 Ready for Review-Document Uploaded. GAP - Seller-05/20/2025 Open-Borrower 2 Gap Credit Report is Missing - Due Diligence Vendor-05/20/2025	Ready for Review-Document Uploaded. GAP - Seller-05/20/2025	Resolved-Received credit refresh report. - Due Diligence Vendor-05/22/2025	Qualifying DTI below maximum allowed - DTI 41.79; max 50%. Qualifying FICO score is at least 20 points above minimum for program - Qualifying score 791 ; minimum score 680.		XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Refinance	Cash Out - Other	N/A	N/A	4190968
XXXX	XXXX	2031229	C	A	A	A	C	A	A	A	Closed	finding-3634	2025-05-21 12:29	2025-05-29 11:27	Resolved	1 - Information	C	A	Compliance	TRID	Charges That Cannot Increase Test	Resolved-Received COC disclosing reason for increased Transfer Tax. - Due Diligence Vendor-05/29/2025
Ready for Review-Document Uploaded. XXXX coc re-uploaded  - Seller-05/28/2025
Counter-Document not received, error message in doc.  Finding remains. - Due Diligence Vendor-05/28/2025
Ready for Review-Document Uploaded. XXXX coc - Seller-05/26/2025
Open-This loan failed the charges that cannot increase test.  (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $55.00.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). -----Zero (0%) tolerance fees increased by $55.00 (Transfer taxes) without a valid COC in file. Provide a valid and timely COC for increase OR evidence of refund to borrower or principal reduction in the amount of $55.00, post-close CD, LOE and evidence of delivery to borrower within 60 days of consummation date. Statute of Limitations 1 year- Expiration date is XXXX.
																						- Due Diligence Vendor-05/21/2025	Ready for Review-Document Uploaded. XXXX/ coc re-uploaded - Seller-05/28/2025 Ready for Review-Document Uploaded. XXXX coc - Seller-05/26/2025	Resolved-Received COC disclosing reason for increased Transfer Tax. - Due Diligence Vendor-05/29/2025	Qualifying DTI below maximum allowed - DTI is 28.61% and max allowed is 50% CLTV is less than guidelines maximum - Guidelines allow CLTV to 85%. Subject loan CLTV is 72.7%. Qualifying FICO score is at least 20 points above minimum for program - Score is 787 and minimum allowed is 680.		XXXX	QM: Safe Harbor Verified (V SH)	QM: Safe Harbor Verified (V SH)	XXXX	XX	Primary Residence	Refinance	Cash Out - Other	N/A	N/A	4205907
XXXX	XXXX	2043260	D	A	D	A	C	A	A	A	Closed	FCRE5782	2025-06-13 14:49	2025-06-18 17:18	Resolved	1 - Information	D	A	Credit	Missing Doc	Borrower 1 Gap Credit Report is Missing	Resolved-Received credit refresh. - Due Diligence Vendor-06/18/2025 Ready for Review-Document Uploaded. GAP - Seller-06/17/2025 Open-Borrower 1 Gap Credit Report is Missing Borrower 1 and Borrower 2 Gap Credit Report is Missing. Per guidelines Credit refresh report required within 30 days of note date - Due Diligence Vendor-06/13/2025	Ready for Review-Document Uploaded. GAP - Seller-06/17/2025	Resolved-Received credit refresh. - Due Diligence Vendor-06/18/2025	CLTV is less than guidelines maximum - Guidelines allow CLTV to 85%. Subject loan CLTV is 49.76%. Qualifying FICO score is at least 20 points above minimum for program - Score is 772 and minimum allowed os 660. Qualifying DTI below maximum allowed - DTI is 42.87% and max LTV is 50%		XXXX	QM: Safe Harbor Verified (V SH)	QM: Safe Harbor Verified (V SH)	XXXX	XX	Primary Residence	Refinance	Cash Out - Other	N/A	N/A	4444556
XXXX	XXXX	2043260	D	A	D	A	C	A	A	A	Closed	FCOM2328	2025-06-13 07:19	2025-06-18 08:18	Resolved	1 - Information	C	A	Compliance	TRID	TRID: Closing Disclosure Escrow Account	Resolved-Received PCCD XXXX, Escrow Account information complete. - Due Diligence Vendor-06/18/2025 Ready for Review-Document Uploaded. pccd - Seller-06/17/2025 Open------Final CD, page 4 is missing reason for no escrow account established, either declined or lender does not offer one box is not checked. Provide a PCCD with correction within 60 days of consummation. - Due Diligence Vendor-06/13/2025	Ready for Review-Document Uploaded. pccd - Seller-06/17/2025	Resolved-Received PCCD XXXX, Escrow Account information complete. - Due Diligence Vendor-06/18/2025	CLTV is less than guidelines maximum - Guidelines allow CLTV to 85%. Subject loan CLTV is 49.76%. Qualifying FICO score is at least 20 points above minimum for program - Score is 772 and minimum allowed os 660. Qualifying DTI below maximum allowed - DTI is 42.87% and max LTV is 50%		XXXX	QM: Safe Harbor Verified (V SH)	QM: Safe Harbor Verified (V SH)	XXXX	XX	Primary Residence	Refinance	Cash Out - Other	N/A	N/A	4437241
XXXX	XXXX	2051505	D	A	D	A	C	A	A	A	Closed	FCRE1152	2025-07-10 09:57	2025-07-15 17:01	Resolved	1 - Information	D	A	Credit	Missing Doc	Evidence of Property Tax Missing	Resolved-Upon further review, while the mortgage statement does not provide the annual tax amount, the fraud report does provide the annual tax amount which was used for DTI purposes. - Due Diligence Vendor-07/15/2025 Counter-Documentation is insufficient-please provide subject property tax. - Due Diligence Vendor-07/15/2025 Ready for Review-Document Uploaded. mortgage statement showing escrow for tax and insurance - Seller-07/14/2025 Open-Missing Evidence of Property Tax Missing verification of taxes for subject property. - Due Diligence Vendor-07/10/2025	Ready for Review-Document Uploaded. mortgage statement showing escrow for tax and insurance - Seller-07/14/2025	Resolved-Upon further review, while the mortgage statement does not provide the annual tax amount, the fraud report does provide the annual tax amount which was used for DTI purposes. - Due Diligence Vendor-07/15/2025	CLTV is less than guidelines maximum - Guidelines allow CLTV to 80%. Subject loan CLTV is 46.52%. Qualifying FICO score is at least 20 points above minimum for program - Score is 718 and minimum allowed is 680		XXXX	QM: Safe Harbor Verified (V SH)	QM: Safe Harbor Verified (V SH)	XXXX	XX	Primary Residence	Refinance	Cash Out - Other	N/A	N/A	4763997
XXXX	XXXX	2051505	D	A	D	A	C	A	A	A	Closed	FCRE8888	2025-07-10 10:43	2025-07-15 16:03	Resolved	1 - Information	C	A	Credit	Eligibility	Missing First Mtg Note	Resolved-Received XXXX 1st lien Note - Due Diligence Vendor-07/15/2025 Ready for Review-Document Uploaded. consolidated and GAP notes - Seller-07/14/2025 Open-Missing copy of the First Lien Mortgage Note. Per title there was a XXXX agreement dated XXXX - Missing the Note - Due Diligence Vendor-07/11/2025	Ready for Review-Document Uploaded. consolidated and GAP notes - Seller-07/14/2025	Resolved-Received XXXX 1st lien Note - Due Diligence Vendor-07/15/2025	CLTV is less than guidelines maximum - Guidelines allow CLTV to 80%. Subject loan CLTV is 46.52%. Qualifying FICO score is at least 20 points above minimum for program - Score is 718 and minimum allowed is 680		XXXX	QM: Safe Harbor Verified (V SH)	QM: Safe Harbor Verified (V SH)	XXXX	XX	Primary Residence	Refinance	Cash Out - Other	N/A	N/A	4764894
XXXX	XXXX	2051505	D	A	D	A	C	A	A	A	Closed	FCOM2328	2025-07-09 10:32	2025-07-15 08:08	Resolved	1 - Information	C	A	Compliance	TRID	TRID: Closing Disclosure Escrow Account	Resolved-Received PCCD XXXX with escrow box properly checked. Finding resolved. - Due Diligence Vendor-07/15/2025 Ready for Review-Document Uploaded. pccd - Seller-07/14/2025 Open-Final CD, page 4 is missing reason for no escrow account established, either declined or lender does not offer one box is not checked. Provide a PCCD with correction within 60 days of consummation. - Due Diligence Vendor-07/09/2025	Ready for Review-Document Uploaded. pccd - Seller-07/14/2025	Resolved-Received PCCD XXXX with escrow box properly checked. Finding resolved. - Due Diligence Vendor-07/15/2025	CLTV is less than guidelines maximum - Guidelines allow CLTV to 80%. Subject loan CLTV is 46.52%. Qualifying FICO score is at least 20 points above minimum for program - Score is 718 and minimum allowed is 680		XXXX	QM: Safe Harbor Verified (V SH)	QM: Safe Harbor Verified (V SH)	XXXX	XX	Primary Residence	Refinance	Cash Out - Other	N/A	N/A	4748172
XXXX	XXXX	2057157	D	A	D	A	A	A	A	A	Closed	FCRE4989	2025-07-24 10:58	2025-07-29 09:51	Resolved	1 - Information	C	A	Credit	Closing	Collections, liens or judgments not paid at closing	Resolved-Received notarized and signed affidavits from title for both borrowers stating judgments do not belong to borrower or co-borrower - Due Diligence Vendor-07/29/2025
Counter-Documentation is insufficient-title to confirm affidavits cover all liens/judgements.  - Due Diligence Vendor-07/28/2025
Ready for Review-Document Uploaded. please see the enclosed title affidavit... All of those judgements came up on the search because the name is similar, they are all not against our borrower.

 - Seller-07/24/2025
																						Open-Collections, liens or judgments not paid at closing. Missing satisfied documentation for proof of payment for Judgement case number XXXX in the amount of XXXX and Judgement case number XXXX in the amount of XXXX and Judgement case number XXXX (child support) and Judgment case number #XXXX and case number XXXX and case number XXXX in the amount of XXXX and Judgement case number XXXX in the amount of $XXXX - Due Diligence Vendor-07/24/2025	Ready for Review-Document Uploaded. please see the enclosed title affidavit... All of those judgements came up on the search because the name is similar, they are all not against our borrower. - Seller-07/24/2025	Resolved-Received notarized and signed affidavits from title for both borrowers stating judgments do not belong to borrower or co-borrower - Due Diligence Vendor-07/29/2025	LTV is less than guideline maximum - LTV is 10.21% and max allowed is 85% Qualifying FICO score is at least 20 points above minimum for program - Score is 765 and minimum allowed is 700		XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Refinance	Cash Out - Other	N/A	N/A	4932854
XXXX	XXXX	2057157	D	A	D	A	A	A	A	A	Closed	FCRE1440	2025-07-24 10:30	2025-07-29 09:23	Resolved	1 - Information	C	A	Credit	Eligibility	Housing History Does Not Meet Guideline Requirements	Resolved-Received confirmation of timely XXXX payment - Due Diligence Vendor-07/29/2025 Counter-Documentation received is not sufficient-review is unable to confirm snapshots received. Original finding remains. - Due Diligence Vendor-07/28/2025 Ready for Review-Document Uploaded. enclosed showing XXXX payment - Seller-07/24/2025 Open-Housing History Does Not Meet Guideline Requirements. Missing proof of the XXXX mortgage payment. - Due Diligence Vendor-07/24/2025	Ready for Review-Document Uploaded. enclosed showing XXXX payment - Seller-07/24/2025	Resolved-Received confirmation of timely XXXX payment - Due Diligence Vendor-07/29/2025	LTV is less than guideline maximum - LTV is 10.21% and max allowed is 85% Qualifying FICO score is at least 20 points above minimum for program - Score is 765 and minimum allowed is 700		XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Refinance	Cash Out - Other	N/A	N/A	4932244
XXXX	XXXX	2057157	D	A	D	A	A	A	A	A	Closed	FCRE5782	2025-07-24 10:30	2025-07-29 09:22	Resolved	1 - Information	D	A	Credit	Missing Doc	Borrower 1 Gap Credit Report is Missing	Resolved-Received credit refresh. - Due Diligence Vendor-07/28/2025 Ready for Review-Document Uploaded. GAP report - Seller-07/24/2025 Open-Borrower 1 Gap Credit Report is Missing Borrower 1 and Borrower 2 Gap Credit Report is Missing. - Due Diligence Vendor-07/24/2025	Ready for Review-Document Uploaded. GAP report - Seller-07/24/2025	Resolved-Received credit refresh. - Due Diligence Vendor-07/28/2025	LTV is less than guideline maximum - LTV is 10.21% and max allowed is 85% Qualifying FICO score is at least 20 points above minimum for program - Score is 765 and minimum allowed is 700		XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Refinance	Cash Out - Other	N/A	N/A	4932245
XXXX	XXXX	2075221	C	B	C	B	A	A	A	A	Closed	FCRE1506	2025-08-11 14:22	2025-10-13 16:15	Resolved	1 - Information	C	A	Credit	QM-ATR	Invalid Final QM Status - ATR/QM: Status Pending	Resolved-Lender provided additional assets. - Due Diligence Vendor-08/29/2025
Ready for Review-docs uploaded in other condition regarding this

Borrower has additional IRA income as reflected on the tax returns.
Please see attached XXXX 1099, XXXX minimum required distribution calculation, XXXX statement (for calculation) & XXXX statement for continuance.
Though borrower received a larger XXXX to date per the XXXX statement, I only added the Annual XXXX per calculation as qualifying income.
On the revised 1003 attached I combined XXXX pension incomes to one line at XXXX/month (XXXX & XXXX) & added “other” income of XXXX for XXXX/month

1st mtg pymt P&I updated to XXXX

Final DTI 46.314/46.314%

 - Seller-08/28/2025
Counter-Audit DTI exceeds 50.00%-Subject PITIA varies in audit review: 1st lien PI XXXX from mortgage statement, 2nd lien P&I: XXXX, Flood insurance: XXXX, HOI: XXXX, Re Taxes: $XXXX=XXXX. Income mirrors. DTI 50.02%. - Due Diligence Vendor-08/15/2025
Ready for Review-as we explained previously, the flood insurance is escrowed in the first lien mortgage and should not be counted a second time - Seller-08/14/2025
Counter-Subject PITIA varies in audit review: 1st lien PI XXXX from mortgage statement, 2nd lien P&I: XXXX, Flood insurance: XXXX, HOI: XXXX, Re Taxes: XXXX=XXXX. Income mirrors. DTI 50.02%. - Due Diligence Vendor-08/13/2025
Ready for Review-flood insurance was included as its escrowed in the first mortgage  - Seller-08/12/2025
Open-The Final Reviewed QM Status is 'ATR/QM: Status Pending' on a non-Business Purpose loan. DTI exceeds 50%-due to Flood Insurance was not included in the total DTI calculation. - Due Diligence Vendor-08/11/2025	Ready for Review-docs uploaded in other condition regarding this

Borrower has additional IRA income as reflected on the tax returns.
Please see attached XXXX 1099, XXXX minimum required distribution calculation, XXXX statement (for calculation) & XXXX statement for continuance.
Though borrower received a larger XXXX to date per the XXXX statement, I only added the Annual XXXX per calculation as qualifying income.
On the revised 1003 attached I combined XXXX’s pension incomes to one line at XXXX/month (XXXX & XXXX) & added “other” income of XXXX for XXXX/month

1st mtg pymt P&I updated to XXXX

Final DTI 46.314/46.314%

 - Seller-08/28/2025
 Ready for Review-as we explained previously, the flood insurance is escrowed in the first lien mortgage and should not be counted a second time - Seller-08/14/2025
 Ready for Review-flood insurance was included as its escrowed in the first mortgage  - Seller-08/12/2025
																								Resolved-Lender provided additional assets. - Due Diligence Vendor-08/29/2025	Qualifying FICO score is at least 20 points above minimum for program - Score is 708 and minimum allowed is 680. LTV is less than guideline maximum - LTV is 16.77% and max allowed is 80%.			QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Refinance	Cash Out - Other	N/A	N/A	5134966
XXXX	XXXX	2075221	C	B	C	B	A	A	A	A	Closed	FCRE1193	2025-08-11 12:40	2025-08-29 17:24	Resolved	1 - Information	C	A	Credit	Eligibility	Audited DTI Exceeds Guideline DTI	Resolved-Lender provided additional Income Audited DTI of 41.46% is less than or equal to Guideline DTI of 50% - Due Diligence Vendor-08/29/2025
Ready for Review-Document Uploaded. Borrower has additional IRA income as reflected on the tax returns.
Please see attached XXXX 1099, XXXX minimum required distribution calculation, XXXX statement (for calculation) &XXXX statement for continuance.
Though borrower received a larger RMD to date per the July statement, I only added the Annual XXXX per calculation as qualifying income.
On the revised 1003 attached I combined XXXX’s pension incomes to one line at XXXX/month (XXXX & XXXX) & added “other” income of XXXX for XXXX/month

1st mtg pymt P&I updated to XXXX

Final DTI 46.314/46.314%

 - Seller-08/28/2025
Counter-Audit DTI exceed 50%-Subject PITIA varies in audit review: 1st lien PI XXXX from mortgage statement, 2nd lien P&I: XXXX, Flood insurance: XXXX, HOI: XXXX, Re Taxes: XXXX=XXXX. Income mirrors. DTI 50.02%. - Due Diligence Vendor-08/15/2025
Ready for Review-as we explained previously, the flood insurance is escrowed in the first lien mortgage and should not be counted a second time - Seller-08/14/2025
Counter-Subject PITIA varies in audit review:  1st lien PI XXXX from mortgage statement, 2nd lien P&I: XXXX, Flood insurance:XXXX, HOI: XXXX, Re Taxes: XXXX=XXXX.  Income mirrors.  DTI 50.02%. - Due Diligence Vendor-08/13/2025
Ready for Review-flood insurance was included as its escrowed in the first mortgage  - Seller-08/12/2025
Open-Audited DTI of 50.02% exceeds Guideline DTI of 50% . Due to Flood Insurance was not included in the total DTI calculation. - Due Diligence Vendor-08/11/2025	Ready for Review-Document Uploaded. Borrower has additional IRA income as reflected on the tax returns.
Please see attached XXXX 1099, XXXX minimum required distribution calculation, XXXX statement (for calculation) & XXXX statement for continuance.
Though borrower received a larger XXXX to date per the XXXX statement, I only added the Annual XXXX per calculation as qualifying income.
On the revised 1003 attached I combined XXXX’s pension incomes to one line at XXXX/month (XXXX & XXXX) & added “other” income of XXXX for XXXX/month

1st mtg pymt P&I updated to XXXX

Final DTI 46.314/46.314%

 - Seller-08/28/2025
 Ready for Review-as we explained previously, the flood insurance is escrowed in the first lien mortgage and should not be counted a second time - Seller-08/14/2025
 Ready for Review-flood insurance was included as its escrowed in the first mortgage  - Seller-08/12/2025
																								Resolved-Lender provided additional Income Audited DTI of 41.46% is less than or equal to Guideline DTI of 50% - Due Diligence Vendor-08/29/2025	Qualifying FICO score is at least 20 points above minimum for program - Score is 708 and minimum allowed is 680. LTV is less than guideline maximum - LTV is 16.77% and max allowed is 80%.		XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Refinance	Cash Out - Other	N/A	N/A	5132922
XXXX	XXXX	2075221	C	B	C	B	A	A	A	A	Closed	FCRE8201	2025-08-11 14:26	2025-08-19 09:18	Waived	2 - Non-Material	C	B	Credit	Eligibility	Loan does not conform to program guidelines	Waived--Exception granted as 1st lien (non-subject) is not escrowed for taxes and insurance but is escrowed for flood. Waiver applied to non-material finding with comp factors. - Due Diligence Vendor-08/19/2025

Counter-Received email confirming exception approval-please provide exception approval reflecting loan amount. (screen shot exception is a lower loan amount) - Due Diligence Vendor-08/15/2025

Ready for Review-Document Uploaded. the screenshot we previously uploaded was from our system and it showed "exception approved for no escrow on first lien" ... that is the main part... enclosed is the email that the processor received showing the exception was approved  - Seller-08/14/2025

Counter-Please provide complete exception approval reflecting correct loan amount, date, compensating factors and person/title approving. - Due Diligence Vendor-08/13/2025

Ready for Review-Document Uploaded. EXCEPTION - Seller-08/12/2025

																						Open-Per Chase mortgage statement, taxes and insurance are not escrowed only flood insurance is escrowed, first mortgage is ineligible. - Due Diligence Vendor-08/11/2025	Ready for Review-Document Uploaded. the screenshot we previously uploaded was from our system and it showed "exception approved for no escrow on first lien" ... that is the main part... enclosed is the email that the processor received showing the exception was approved - Seller-08/14/2025 Ready for Review-Document Uploaded. EXCEPTION - Seller-08/12/2025	Waived--Exception granted as 1st lien (non-subject) is not escrowed for taxes and insurance but is escrowed for flood. Waiver applied to non-material finding with comp factors. - Due Diligence Vendor-08/19/2025	Qualifying FICO score is at least 20 points above minimum for program - Score is 708 and minimum allowed is 680. LTV is less than guideline maximum - LTV is 16.77% and max allowed is 80%.		XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Refinance	Cash Out - Other	Investor Post-Close	No	5135033
XXXX	XXXX	2075221	C	B	C	B	A	A	A	A	Closed	FCRE9501	2025-08-11 12:25	2025-08-13 15:57	Resolved	1 - Information	C	A	Credit	Assets	Total Qualified Assets Post-Close is Less than $0	Resolved-Received VOi confirming sufficient assets verified. - Due Diligence Vendor-08/13/2025 Ready for Review-Document Uploaded. Cash to close is XXXXand the Borrower had XXXX verified. Assets from our file are enclosed - Seller-08/12/2025 Open-Total Qualified Assets Post-Close amount is XXXX. Assets are Insufficient. provide sufficient assets for total closing costs required. - Due Diligence Vendor-08/11/2025	Ready for Review-Document Uploaded. Cash to close is XXXX and the Borrower had XXXX verified. Assets from our file are enclosed - Seller-08/12/2025	Resolved-Received VOi confirming sufficient assets verified. - Due Diligence Vendor-08/13/2025	Qualifying FICO score is at least 20 points above minimum for program - Score is 708 and minimum allowed is 680. LTV is less than guideline maximum - LTV is 16.77% and max allowed is 80%.		XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Refinance	Cash Out - Other	N/A	N/A	5132653